As filed with the U.S. Securities and Exchange Commission on February 18, 2022

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 621	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 621	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

60 State Street

Boston, MA 02109

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE SMITH, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b) ☐ 60 days after filing pursuant to paragraph (a)(1) ☐ 75 days after filing pursuant to paragraph (a)(2)	☒ On February 24, 2022, pursuant to paragraph (b) ☐ On (date) pursuant to paragraph (a)(1) ☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 621 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 24, 2022, the effectiveness of the registration statement for the iShares Inflation Hedged Corporate Bond ETF, iShares Interest Rate Hedged Corporate Bond ETF, iShares Interest Rate Hedged Emerging Markets Bond ETF, iShares Interest Rate Hedged High Yield Bond ETF and iShares Interest Rate Hedged Long-Term Corporate Bond ETF, filed in Post-Effective Amendment No. 617 on December 22, 2021, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 621 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 617.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 621 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 18th day of February, 2022.

iSHARES U.S. ETF TRUST

By:
Armando Senra*
President

Date: February 18, 2022

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 621 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: February 18, 2022

John E. Martinez*
Trustee

Date: February 18, 2022

Cecilia H. Herbert*
Trustee

Date: February 18, 2022

John E. Kerrigan*
Trustee

Date: February 18, 2022

Robert S. Kapito*
Trustee

Date: February 18, 2022

Madhav V. Rajan*
Trustee

Date: February 18, 2022

Jane D. Carlin*
Trustee

Date: February 18, 2022

Drew E. Lawton*
Trustee

Date: February 18, 2022

Richard L. Fagnani*
Trustee

Date: February 18, 2022

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: February 18, 2022

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date February 18, 2022

*

Powers of Attorney, each dated January 1, 2020, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No.554, filed February 25, 2020.